12. INTANGIBLE ASSETS (Details 3)	12 Months Ended
Dec. 31, 2020
Packaging [member]
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	DCF
Cash flow projection	Until 2030 + perpetuity
Gross Margin	Update of gross margin based on historical data, incorporation of the impacts of business restructuring and market trends.
Cost atualization	Update of costs based on historical data for each product and incorporation of the impacts of business restructuring.
Perpetual growth rate	No growth.
Discount rate	8.00%
Mining [member]
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	DCF
Cash flow projection	Until 2064
Gross Margin	It reflects projection of costs due to the progress of the mining plan as well as startup and project ramp up. Prices and exchange rates projected according to sectoral reports.
Cost atualization	Update of costs based on historical data, progress of the mining plan as well as startup and project ramp up
Perpetual growth rate	Without perpetuity.
Mining [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	7.00%
Mining [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	9.50%
Other Steel [member]
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	DCF
Cash flow projection	Until 2030 + perpetuity
Gross Margin	Update of gross margin based on historical data and market trends.
Cost atualization	Update of costs based on historical data and market trends.
Perpetual growth rate	No growth.
Other Steel [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	7.00%
Other Steel [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	9.50%
Flat Steel [member]
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	DCF
Cash flow projection	Until 2030 + perpetuity
Gross Margin	Update gross margin based on historical data and market trends.
Cost atualization	Update of costs based on historical data and market trends.
Perpetual growth rate	Growth of 1.4% per year in real terms, updated by long-term inflation of 1.7% per year in the Eurozone.
Flat Steel [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	7.00%
Flat Steel [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	9.50%
Logistic [member]
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	DCF
Cash flow projection	by 2027
Gross Margin	Estimated based on market study to capture cargo and operating costs according to market trend studies
Cost atualization	Study-based costs and market trends
Perpetual growth rate	Without perpetuity.
Logistic [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	5.87% [1]
Logistic [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	6.40%

[1]	Refer to assets of subsidiary FTL Ferrovia Transnordestina Logistica S.A.